Cover	Jul. 16, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 16, 2025
Entity File Number	001-42732
Entity Registrant Name	ORIGIN INVESTMENT CORP I
Entity Central Index Key	0002044523
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	CapitaGreen
Entity Address, Address Line Two	Level 24
Entity Address, Address Line Three	138 Market St
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	043946
City Area Code	+65
Local Phone Number	7825-5768
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	ORIQU
Security Exchange Name	NASDAQ
Ordinary shares, $0.0001 par value per share
Title of 12(b) Security	Ordinary shares, $0.0001 par value per share
Trading Symbol	ORIQ
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one ordinary share at an exercise price of $11.50
Trading Symbol	ORIQW
Security Exchange Name	NASDAQ